Earnings Per Share - Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share [Line Items]
Basic total weighted average number of Telesat Corporation Shares outstanding	14,684,485	13,910,463	14,503,290	13,808,505
Effect of diluted securities
Diluted total weighted average number of Telesat Corporation Shares outstanding	16,562,440	15,856,505	16,328,156	15,654,401
Stock options [Member]
Effect of diluted securities
Effect of diluted securities	341,237		352,789	1,691
RSUs [Member]
Effect of diluted securities
Effect of diluted securities	774,036	1,176,124	775,331	1,207,028
DSUs [Member]
Effect of diluted securities
Effect of diluted securities	205,344	146,822	202,875	138,060
PSUs [Member]
Effect of diluted securities
Effect of diluted securities	557,338	623,096	493,871	499,117